VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Number of Shares	Value
PREFERRED SECURITIES: 99.6%
Basic Materials: 1.9%
ArcelorMittal SA 5.50%, 05/18/23	342,127	$20,216,284
Consumer Cyclicals: 5.8%
Aptiv Plc 5.50%, 06/15/23	161,779	19,618,939
Ford Motor Co.
6.00%, 12/01/59 †	450,167	11,623,312
6.20%, 06/01/59 †	422,031	11,234,465
Paramount Global 5.75%, 04/01/24 †	140,677	5,434,353
Qurate Retail, Inc. 8.00%, 03/15/31	178,210	9,427,309
QVC, Inc. 6.25%, 11/26/68	281,467	5,615,267
		62,953,645
Consumer Non-Cyclicals: 3.5%
Brookfield Infrastructure Finance ULC 5.00%, 05/24/81 †	140,677	2,931,709
CHS, Inc.
6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24	277,134	7,396,706
7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24	236,338	6,258,230
7.50%, 01/21/25	291,202	7,859,542
7.88%, 09/26/23	301,893	8,507,345
8.00%, 07/18/23 †	172,639	5,160,180
		38,113,712
Energy: 4.0%
Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/78	337,625	8,616,190
Energy Transfer LP
7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23	253,219	5,750,603
7.60% (ICE LIBOR USD 3 Month+5.16%), 05/15/24	450,167	10,668,958
7.62% (ICE LIBOR USD 3 Month+4.74%), 08/15/23	250,405	5,939,607
NGL Energy Partners LP 9.72% (ICE LIBOR USD 3 Month+7.21%), 07/01/22 *	177,028	2,389,878
NuStar Energy LP 7.67% (ICE LIBOR USD 3 Month+5.64%), 06/15/22 †	216,643	4,538,671
NuStar Logistics LP 6.98% (ICE LIBOR USD 3 Month+6.73%), 01/15/43	226,490	5,657,720
		43,561,627
Financials: 0.3%
SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25	182,880	3,721,608
Healthcare: 7.3%
Becton Dickinson and Co. 6.00%, 06/01/23 †	422,031	21,101,550
	Number of Shares	Value
Healthcare (continued)
Boston Scientific Corp. 5.50%, 06/01/23	141,549	$15,403,362
Danaher Corp. 5.00%, 04/15/23 †	24,196	36,822,683
Elanco Animal Health, Inc. 5.00%, 02/01/23	154,745	5,075,636
		78,403,231
Industrials: 5.4%
BIP Bermuda Holdings I Ltd. 5.12%, 01/21/27 †	168,813	3,555,202
Clarivate Plc 5.25%, 06/01/24	202,223	12,056,535
Crestwood Equity Partners LP 9.25%	1,002,465	9,322,924
GFL Environmental, Inc. 6.00%, 03/15/23	164,564	10,410,319
RBC Bearings, Inc. 5.00%, 10/15/24 †	64,711	7,530,419
Stanley Black & Decker, Inc. 5.25%, 11/15/22 †	105,508	6,706,088
WESCO International, Inc. 10.62% (US Treasury Yield Curve Rate T 5 Year+10.32%), 06/22/25	304,031	8,558,473
		58,139,960
Real Estate: 1.1%
Brookfield Property Preferred LP 6.25%, 07/26/81 †	377,634	7,824,577
DigitalBridge Group, Inc. 7.12%, 09/22/22 †	177,253	4,252,299
		12,076,876
Real Estate Investment Trusts: 16.9%
AGNC Investment Corp.
6.12% (ICE LIBOR USD 3 Month+4.70%), 04/15/25	323,557	7,212,086
6.50% (ICE LIBOR USD 3 Month+4.99%), 10/15/24	226,490	5,123,204
7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22	182,880	4,427,525
Annaly Capital Management, Inc.
6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23	239,151	5,337,850
6.75% (ICE LIBOR USD 3 Month+4.99%), 06/30/24	248,999	5,868,906
6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22	405,150	9,800,579
Arbor Realty Trust, Inc. 6.25% (United States Secured Overnight Financing Rate+5.44%), 10/12/26 †	156,883	3,209,826
Chimera Investment Corp.
7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25	146,304	3,186,501
8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24 †	182,880	4,023,360
Digital Realty Trust, Inc.

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VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Real Estate Investment Trusts (continued)
5.20%, 10/10/24 †	194,134	$4,872,763
DigitalBridge Group, Inc. 7.15%, 06/05/22	194,134	4,674,747
Diversified Healthcare Trust
5.62%, 08/01/42	196,948	3,330,391
6.25%, 02/01/46	140,677	2,547,661
Franklin BSP Realty Trust, Inc. 7.50%	145,291	3,094,698
Hudson Pacific Properties, Inc. 4.75%, 11/26/26	239,151	4,957,600
Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27 †	161,779	3,712,828
Kimco Realty Corp. 5.25%, 12/20/22 †	148,836	3,749,179
KKR Real Estate Finance Trust, Inc. 6.50%, 04/16/26	184,456	4,137,348
MFA Financial, Inc. 6.50% (ICE LIBOR USD 3 Month+5.34%), 03/31/25	154,745	3,039,192
New Residential Investment Corp.
6.38% (ICE LIBOR USD 3 Month+4.97%), 02/15/25	226,490	4,556,979
7.00% (US Treasury Yield Curve Rate T 5 Year+6.22%), 11/15/26	261,660	5,806,235
7.12% (ICE LIBOR USD 3 Month+5.64%), 08/15/24	158,965	3,540,151
Pebblebrook Hotel Trust 5.70%, 07/27/26	140,677	2,817,760
PennyMac Mortgage Investment Trust 6.75%, 08/24/26	140,677	2,997,827
PS Business Parks, Inc. 4.88%, 11/04/24	182,880	3,471,062
Public Storage
3.88%, 10/06/25 †	158,965	3,141,148
4.00%, 11/19/26 †	584,541	11,648,806
4.10%, 01/13/27	140,677	2,851,523
4.62%, 06/17/25 †	317,930	7,706,623
4.70%, 11/15/24 †	145,629	3,541,697
4.88%, 09/12/24 †	177,928	4,489,123
5.05%, 08/09/22 †	168,813	4,291,226
5.15%, 06/02/22 †	157,558	4,050,816
5.60%, 03/11/24 †	160,372	4,261,084
RLJ Lodging Trust 1.95% †	181,192	4,714,616
Two Harbors Investment Corp.
7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25	165,999	3,583,918
7.62% (ICE LIBOR USD 3 Month+5.35%), 07/27/27	161,779	3,618,996
Vornado Realty Trust
4.45%, 09/22/26	168,813	3,239,522
5.25%, 11/24/25 †	348,598	7,959,413
	Number of Shares	Value
Real Estate Investment Trusts (continued)
5.40% †	168,813	$4,032,943
		182,627,712
Technology: 20.8%
AT&T, Inc.
4.75%, 02/18/25 †	984,740	20,482,592
5.00%, 12/12/24 †	675,250	15,240,392
5.35%, 11/01/66	744,182	18,567,341
5.62%, 08/01/67 †	464,235	11,814,781
Broadcom, Inc. 8.00%, 09/30/22	56,271	94,411,484
Pitney Bowes, Inc. 6.70%, 03/07/43 †	239,151	5,261,322
Qwest Corp.
6.50%, 09/01/56 †	550,048	13,520,180
6.75%, 06/15/57 †	371,388	9,173,284
Sabre Corp. 6.50%, 09/01/23	46,283	3,909,525
Telephone and Data Systems, Inc.
6.00%, 09/30/26	388,269	8,406,024
6.62%, 03/31/26	236,338	5,662,658
United States Cellular Corp.
5.50%, 03/01/70 †	281,354	5,880,299
5.50%, 06/01/70	281,354	5,888,739
6.25%, 09/01/69	281,354	6,547,107
		224,765,728
Utilities: 32.6%
AES Corp. 6.88%, 02/15/24 †	146,726	13,316,852
Alabama Power Co. 5.00%, 10/01/22 †	140,677	3,529,586
Algonquin Power & Utilities Corp.
6.20% (ICE LIBOR USD 3 Month+4.01%), 07/01/79	196,948	5,024,144
6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/78	161,779	4,181,987
7.75%, 06/15/24	323,557	14,844,795
American Electric Power Co., Inc. 6.12%, 08/15/23 †	239,151	13,220,267
Brookfield BRP Holdings Canada, Inc.
4.62%, 04/30/26	196,948	3,631,721
4.88%, 12/09/26	146,304	2,823,667
CMS Energy Corp.
5.88%, 10/15/78	157,558	3,976,764
5.88%, 03/01/79	354,506	9,004,452
DTE Energy Co.
4.38%, 12/01/81	157,558	3,195,276
5.25%, 12/01/77 †	225,083	5,636,078
6.25%, 11/01/22	365,761	18,884,240
Duke Energy Corp.
5.62%, 09/15/78 †	281,354	7,315,204
5.75%, 06/15/24 †	562,709	14,911,789
Entergy Arkansas LLC 4.88%, 09/01/66 †	230,711	5,802,382

2

	Number of Shares	Value
Utilities (continued)
Entergy Louisiana LLC 4.88%, 09/01/66 †	151,931	$3,790,679
Entergy Mississippi LLC 4.90%, 10/01/66 †	146,304	3,661,989
Georgia Power Co. 5.00%, 10/01/77 †	151,931	3,862,086
NextEra Energy Capital Holdings, Inc. 5.65%, 03/01/79 †	386,862	9,903,667
NextEra Energy, Inc.
4.87%, 09/01/22	411,180	25,242,340
5.28%, 03/01/23	703,386	36,892,596
6.22%, 09/01/23	562,709	29,756,052
NiSource, Inc.
6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24	281,354	7,506,525
7.75%, 03/01/24	121,334	14,276,158
PG&E Corp. 5.50%, 08/16/23	225,083	23,370,368
SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 †	154,745	3,412,127
SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26	168,813	3,953,601
SCE Trust VI 5.00%, 06/26/22	267,287	5,332,376
Sempra Energy
	Number of Shares	Value
Utilities (continued)
5.75%, 07/01/79 †	426,252	$10,754,338
South Jersey Industries, Inc. 8.75%, 04/01/24 †	94,254	6,496,928
Southern Co.
4.20%, 10/15/60 †	422,031	8,482,823
4.95%, 01/30/80 †	562,709	13,156,136
5.25%, 12/01/77 †	253,219	6,452,020
Spire, Inc. 5.90%, 08/15/24	140,677	3,568,976
Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	144,053	3,331,946
		352,502,935
Total Preferred Securities (Cost: $1,113,520,515)		1,077,083,318

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.3% (Cost: $68,086,935)
Money Market Fund: 6.3%
State Street Navigator Securities Lending Government Money Market Portfolio	68,086,935	68,086,935
Total Investments: 105.9% (Cost: $1,181,607,450)		1,145,170,253
Liabilities in excess of other assets: (5.9)%		(64,063,980)
NET ASSETS: 100.0%		$1,081,106,273

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $84,063,873.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.9%	$20,216,284
Consumer Cyclicals	5.8	62,953,645
Consumer Non-Cyclicals	3.5	38,113,712
Energy	4.0	43,561,627
Financials	1.1	11,330,018
Healthcare	7.3	78,403,231
Industrials	5.4	58,139,960
Real Estate	17.4	187,096,178
Technology	20.9	224,765,728
Utilities	32.7	352,502,935
	100.0%	$1,077,083,318
3